CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ 15,601	$ 10,999
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	7,306	1,211
Reclassification adjustment for realized losses	3,747	0
Other comprehensive income (loss)	11,053	1,211
Related tax (expense) benefit	(2,438)	(267)
Total other comprehensive income (loss), net of tax	8,615	944
Total comprehensive income (loss)	$ 24,216	$ 11,943